AMERICAN MUTUAL FUND, INC.
       333 South Hope Street, Los Angeles, California  90071
                        (213) 486-9200

January 5, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  American Mutual Fund, Inc.
     File Nos. 2-10607 and 811-572

Gentlemen:

     Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. There have been no changes from the Registrant's Post-Effective Amendment No. 103 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940 filed electronically on December 30, 1997. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

Sincerely,

Vincent P. Corti

Enclosures
cc:  Mr. Frank Dalton
     Mr. Bric Barrientos
     (Division of Investment Management)